Fair Value Measurements - Carrying Amount and Estimated Fair Value of Financial Instruments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 13,344	$ 11,614
Restricted cash	333	371
Financial liabilities	12,301	12,603
Included in Prepaid Expenses and Other Assets and Advances to Related Parties and Other Financial Assets	109	12
Included in Accrued Expenses and Other Liabilities	5	7
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	13,344	11,614
Restricted cash	333	371
Financial liabilities	12,301	12,603
Carrying Amount [Member] | Prepaid Expenses and Other Assets and Advances to Related Parties and Other Financial Assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Included in Prepaid Expenses and Other Assets and Advances to Related Parties and Other Financial Assets	133	36
Carrying Amount [Member] | Accrued Expenses and Other Liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Included in Accrued Expenses and Other Liabilities	29	55
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	13,344	11,614
Restricted cash	333	371
Financial liabilities	13,407	13,643
Fair Value [Member] | Prepaid Expenses and Other Assets and Advances to Related Parties and Other Financial Assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Included in Prepaid Expenses and Other Assets and Advances to Related Parties and Other Financial Assets	133	36
Fair Value [Member] | Accrued Expenses and Other Liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Included in Accrued Expenses and Other Liabilities	$ 29	$ 55